Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 3,367,601	¥ 3,132,734
Secured debt	3,882,623	3,211,211
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	18,829	37,397
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 1,073,137	¥ 1,240,530